Dividends (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Cash Dividends [Abstract]
Dividends	Dividends declared were as follows:

	Three months ended June 30
	2020				2019
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$83,824		$0.1551		$69,868		$0.1410
Series A preferred shares	C$	1,549	C$	0.3226	C$	1,549	C$	0.3226
Series D preferred shares	C$	1,273	C$	0.3182	C$	1,273	C$	0.3182

	Six months ended June 30
	2020				2019
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$158,453		$0.2961		$133,149		$0.2692
Series A preferred shares	C$	3,097	C$	0.6452	C$	3,097	C$	0.6452
Series D preferred shares	C$	2,546	C$	0.6364	C$	2,523	C$	0.6307